SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended		7 Months Ended	12 Months Ended
	Jan. 27, 2022	Dec. 17, 2021	Dec. 31, 2021	Dec. 31, 2022	May 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2020	May 31, 2020
The Catalyst Group Entertainment Llc [Member]
Cash			$ 4,726				$ 1,670	$ 4,726
Members' Equity			4,726				1,670	4,726
Cash Equivalents, at Carrying Value			4,726				1,670	4,726
Iqi Media Inc [Member]
Cash			1,836				1,512	79
Members' Equity			59,142				66,073	34,028
Cash Equivalents, at Carrying Value			1,836				1,512	$ 79
Retained Earnings (Accumulated Deficit)			59,142				66,073
Winvests Group Ltd [Member]
Retained Earnings (Accumulated Deficit)			$ 101,493,644		$ 101,411,420				$ 98,877,238
Stockholders' Equity, Reverse Stock Split	1 for 250 reverse stock split		1 for 250 reverse split
Effective Income Tax Rate Reconciliation, Tax Settlement, Percent					50.00%
Winvest Group Ltd [Member]
Cash				$ 37,148
Cash Equivalents, at Carrying Value			0	37,148
Retained Earnings (Accumulated Deficit)			$ 101,493,644	103,845,089
Stockholders' Equity, Reverse Stock Split		1 for 250
Reverse Split	1 for 250
Working capital deficit				485,967
Asset Impairment Charges				$ 1,810,116
Winvest Group Ltd [Member] | Customer Relationships [Member]
Useful life				3 years
Winvest Groups Ltd [Member]
Cash				$ 37,148		$ 93,670
Cash Equivalents, at Carrying Value						93,670	$ 37,148
Retained Earnings (Accumulated Deficit)				103,845,089		104,499,880
Stockholders' Equity, Reverse Stock Split		1 for 250
Working capital deficit						$ 682,719
Useful life						3 years
Asset Impairment Charges				1,810,116
Reverse stock split	1 for 250
[custom:ProjectAdvances-0]				$ 100,000		$ 100,000